SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Accounting Policies [Abstract]
Restricted Cash, Current	$ 50,062	$ 56,674	$ 46,195
Allowance for Doubtful Accounts, Premiums and Other Receivables	24,259	27,450
Impairment of Long-Lived Assets to be Disposed of		0
Severance Costs	32,270	$ 22,507
Cumulative Research and Development Grants Received	$ 155,765